Other Intangible Assets (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Intangible Assets [Abstract]
Impairment charges	$ 2,200	$ 2,200	$ 17,900
Amortization of intangible assets	32,400	$ 35,000	$ 59,000
Decrease in amortization expense	20,500
Decrease in net loss	$ 18,300
Decrease in basic and diluted loss per share	$ 0.35